ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Subsidiaries and PRC Domestic Entities
Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet")	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media")	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. ("SouFun Network")	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology")	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology")	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi")	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. ("Beijing Hong An")	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. ("Beijing TuoShi")	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. ("Beijing Yi Ran Ju Ke")	September 10, 2011	PRC	Nil	Provision of marketing services, rental services and real estate agency services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. ("Beijing Hua Ju Tian Xia")**	July 25, 2012	PRC	Nil	Provision of technology and information consultancy services

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beijing Li Man Wan Jia Network Technology Co., Ltd. ("Beijing Li Man Wan Jia")	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking")	July 7, 2005	PRC	Nil	Provision of real estate agency services, marketing services and listing services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo")	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd.("Tianjin SouFun Network")	March 1, 2012	PRC	100%	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network")	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Wuhan SouFun Yi Ran Ju Ke Real Estate Agents Co., Ltd. ("Wuhan Yi Ran Ju Ke")	December 13, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Hanzhou Ji Ju Real Estate Agents Co., Ltd. ("Hanzhou Ji Ju")	December 23, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Beijing Tianxia Dai Information service Co., Ltd.("Tianxia Dai Information")	April 9, 2014	PRC	100%	Provision of finance information services

Shanghai SouFun Microfinance Co.,Ltd.("Shanghai SouFun Microfinance")	January 19, 2015	PRC	100%	Provision of Microfinance services

Beihai Tian Xia Dai Microfinance Co., Ltd.("Beihai Tian Xia Dai Microfinance")	September 12, 2014	PRC	100%	Provision of microfinance services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	100%	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	100%	Operation and management of hotel, restaurant and other catering business

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beijing Fang Tian Xia Decorative Engineering Co., Ltd.("Beijing Fang Tian Xia Decorative Engineering")	October 15, 2014	PRC	100%	Provision of decorative engineering services

Chongqing Tian Xia Dai Microfinance Co., Ltd ("Chongqing Tian Xia Dai Microfinance")	December 11, 2014	PRC	100%	Provision of microfinance services

Tianjin Jia Tian Xia Microfinance Co. ,Ltd. ("Tianjin Jia Tian Xia Microfinance")	December 5, 2014	PRC	100%	Provision of microfinance services

Beijing Fang Chao Real Estate Broking Co., Ltd.	March 6, 2015	PRC	Nil	Provision of real estate agency services

Guangzhou Fang Tian Xia Real Estate Broking Co., Ltd.	March 9, 2015	PRC	100%	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd.	April 7, 2015	PRC	100%	Provision of real estate agency services

Shenzhen Fang Tian Xia Broking Co., Ltd.	April 13, 2015	PRC	Nil	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd.	May 21, 2015	PRC	100%	Provision of real estate agency services

Suzhou Cun Fang Real Estate Broking Co., Ltd.	May 21, 2015	PRC	100%	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd.	April 30, 2015	PRC	100%	Provision of real estate agency services

Chengdu SouFun Fang Tian Xia Real Estate Broking Co., Ltd.	March 12, 2015	PRC	100%	Provision of real estate agency services

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Nanchang Cun Fang Real Estate Broking Co., Ltd.	June 3, 2015	PRC	Nil	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd.	May 27, 2015	PRC	100%	Provision of real estate agency services

Wuhan SouFun Fang Tian Xia Real Estate Broking Co., Ltd.	May 8, 2015	PRC	100%	Provision of real estate agency services

Shanghai SouFun Fang Tian Xia Broking Co., Ltd.	April 16, 2015	PRC	Nil	Provision of real estate agency services

Shenzhen Yi Ran Ju Ke Real Estate Broking Co., Ltd.	August 13, 2015	PRC	Nil	Provision of real estate agency services

Hangzhou Nuo Guan Real Estate Broking Co., Ltd.	September 17, 2015	PRC	Nil	Provision of real estate agency services

Beijing Li Tian Rong Ze Yi Jia Technology Development Co., Ltd.	September 16, 2015	PRC	Nil	Provision of technology and information consultancy services

Fang Holdings Limited	August 7, 2000	Hong Kong	100%	Investment holding

Hong Kong Property Network Limited ("HK Property")	May 19, 2011	Hong Kong	100%	Investment holding

Best Work Holdings (New York) LLC ("Best Work")	March 14, 2011	United States of America	100%	Investment holding

Carrying Amount of Assets and Liabilities
	As of December 31,
	2015	2016
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	51,164	18,352
Restricted cash, current	103,179	209,642
Short-term investments	2,002	2,595
Accounts receivable (net of allowance of US$12,622 and US$19,013 as of December 31, 2015 and 2016, respectively)	68,654	74,624
Funds receivable	383	886
Commitment deposits	10,246	6,527
Prepayments and other current assets	151,654	16,290

Total current assets	387,282	328,916

Non-current assets:
Property and equipment, net	21,642	34,452
Long-term investments	256,837	216,913
Deferred tax assets, non-current	-	270
Deposit for non-current assets	594	224,529
Other non-current assets	4,559	633

Total non-current assets	283,632	476,796

Total assets	670,914	805,712

Result of Operations
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Total revenues	107,950	315,797	287,475
Net income (loss)	25,464	(41,831)	(24,135)

Summary of Cash Flow Activities
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$
Net cash generated from (used in) operating activities	113,176	(61,480)	(790)
Net cash (used in) generated from investing activities	(113,148)	(8,913)	(3,763)
Net cash (used in) generated from financing activities	(106,688)	95,078	(25,963)